Trade and Other Receivables	12 Months Ended
Dec. 31, 2021
TRADE AND OTHER RECEIVABLES.
Trade and Other Receivables

8.    TRADE AND OTHER RECEIVABLES

a)	The detail of trade and other receivables as of December 31, 2021 and 2020 is as follows:

	As of December 31,
	2021		2020
Trade and Other Receivables, Gross	Current	Non-current	Current	Non-current
	ThCh$	ThCh$	ThCh$	ThCh$
Trade and other receivables, gross	767,900,561	515,856,801	619,626,310	445,129,898
Trade receivables, gross	694,597,739	442,941,968	531,179,316	377,160,616
Accounts receivable from finance leases, gross	10,735,484	69,873,385	8,556,146	62,602,528
Other receivables, gross	62,567,338	3,041,448	79,890,848	5,366,754

	As of December 31,
	2021		2020
Trade and Other Receivables, Net	Current	Non-current	Current	Non-current
	ThCh$	ThCh$	ThCh$	ThCh$
Trade and other receivables, net	688,185,127	515,786,340	554,886,639	445,016,566
Trade receivables, net	628,681,800	442,871,507	481,442,020	377,047,284
Accounts receivable from finance leases, net	8,365,583	69,873,385	4,072,738	62,602,528
Other receivables, net (1)	51,137,744	3,041,448	69,371,881	5,366,754
(1)	The detail of other accounts receivable is as follows:

	As of December 31,
	2021		2020
Other receivables, net (1)	Current	Non-current	Current	Non-current
	ThCh$	ThCh$	ThCh$	ThCh$
Accounts receivable from employees	11,808,014	2,522,560	13,256,252	4,442,878
Advances to suppliers and creditors	33,079,980	514,119	43,102,611	909,661
Compensation for central claims Tarapacá and Bocamina 1	—	—	5,360,345	—
Others	6,249,750	4,769	7,652,673	14,215
Total	51,137,744	3,041,448	69,371,881	5,366,754

a.1) Increase in trade and other receivables:

As of December 31, 2021. long-term trade receivables increased significantly by ThCh$65,781,352 compared to the end of 2020. This variance is mainly explained by the following:

●	An increase in new balances receivable by ThCh$202,451,642, related to “Stabilized Price to Regulated Customers” offset by
●	assignments and sales of accounts receivable from the generation segment totaling ThCh$ 156,928,875 (see section a.2 of this Note) during the first half of 2021.

These assignments of accounts receivable arose from the application of Law No. 21,185,

Published on November 2, 2019, by the Ministry of Energy, which creates a Transitory Mechanism to Stabilize Electricity Prices for Customers Subject to Rate Regulation. By this Law, between July 1, 2019 and December 31, 2020, the prices to be transferred to regulated customers are the price levels defined for the first half of 2019 (Decree 20T/2018) and will be referred to as “Stabilized Price to Regulated Customers” (“PEC” in its Spanish acronym).

Between January 1, 2021 and up to the end of the stabilization mechanism, prices shall be those defined in the semiannual price-setting processes mentioned in article 158 of the Electricity Law, but may not be higher than the adjusted PEC according to the Consumer Price Index from January 1, 2021, based on the same date (adjusted PEC).

The differences produced between the billing period while applying the stabilization mechanism and the theoretical billing, considering the price that would have been applied according to the conditions of the respective contracts with the electricity distribution companies, will generate an account receivable in favor of the electricity generation companies, up to a maximum of US$1,350 million until 2023. All billing differences will be recorded in USD and will not accrue financial remuneration until December 31, 2025. The balance must be recovered by December 31, 2027.

The application of this Law generates a greater delay in the billing and collection of sales generated by the Company´s electricity generation segment, with the corresponding financial and accounting impact this situation generates. In the case of the Company´s electricity distribution segment, the financial and accounting effects are neutralized (pass-through principle).

On September 14, 2020, the National Energy Commission published Exempt Resolution No. 340, which modified the technical provisions for the implementation of the Rate Stabilization Law. This Resolution clarified that the payment to each supplier “must be allocated to the payment of Balances chronologically, paying from the oldest to the newest Balances,” and not on a weighted basis over the total balances pending payment, as the industry practice had been until that date.

In addition, this Resolution established that the payment of Balances shall be performed using the USD exchange rate observed on the business day following publication of the Coordinator’s Balance Payment Chart, instead of the average USD exchange rate during the billing month, as established up to that moment.

As a result of the abovementioned situations, and after eliminating transactions between related companies, the accounting effects recorded by the Group are summarized as follows:

-	Classification as non-current in trade receivables in the amount of ThCh$415,664,120 as of December 31, 2021 (ThCh$370,276,397 as of December 31, 2020) and trade payables for the purchase of energy from suppliers in the amount of ThCh$174,373,938 (ThCh$112,895,627 as of December 31, 2020), see Note 23.
-	Lower energy sales revenue of ThCh$12,245,142 as of December 31, 2021 (ThCh$10,864,866 and ThCh$3,782,091 as of December 31, 2020 and 2019 respectively).
-	Lower energy purchase costs of ThCh$3,388,944 as of December 31, 2021 (ThCh$3,515,292 and ThCh$1,181,163 as of December 31, 2020 and 2019 respectively).
-	Higher finance income of ThCh$4,802,376 as of December 31, 2021 (ThCh$15,328,829 and ThCh$5,225,739 as of December 31, 2020 and 2019 respectively). See note 33.
-	Higher finance costs of ThCh$2,409,504 as of December 31, 2021 (ThCh$ 4,518,268 and ThCh$19,062,333 as of December 31, 2020 and 2019 respectively). See note 33.
-	Net gain from foreign currency translation of ThCh$28,572,116 as of December 31, 2021 (net loss of ThCh$25,260,383 and ThCh$3,835,024 as of December 31, 2020 and 2019 respectively), due to the dollarization of unbilled accounts receivable, see Note 33.

The aforementioned trade and non-trade concepts, while included in the model to determine impairment losses (see Note 3.g.3), have no greater impact at the close of December 31, 2021 and 2020, due to the nature of these items: invoices not yet issued, invoices not yet due, or past due invoices within normal business ranges.

a.2) Assignment of rights and sale of accounts receivable to customers

I.	Distribution Segment
•	On December 28, 2020, Enel Distribución Chile and Inter-American Investment Corporation entered into a framework agreement by virtue of which Enel Distribución Chile will have the right to assign collection rights from time to time, including a portion of accounts receivable from energy sales to certain customers. As of December 31, 2021, collection rights were assigned for ThCh$324,134,944 under this framework agreement (ThCh$44,797,737 as of December 31, 2020). According to the accounting criteria described in Note 3.g. 6, cash inflows have led to the derecognition of accounts receivable and the recognition of finance cost of ThCh$5,872,765 (ThCh$533,615 as of December 31, 2020).

As indicated above, Enel Distribución Chile can continue to make new transfers of collection rights from time to time. The completion of additional transfers of collection rights will depend on Management’s analysis and ongoing evaluation of the cash needs and market conditions.

II.	Generation Segment
•	On January 20, 2021, our subsidiaries Enel Generación Chile and Enel Green Power Chile signed a document called “Joinder”, whereby they became parties to “Commitment and Engagement Letter” dated December 31, 2020, which is subject to foreign governing law. The “Commitment and Engagement Letter” was subscribed by Goldman Sachs & Co. LLC and Goldman Sachs Lending Partners LLC, among others. Subsequently, on January 29, 2021, Enel Generación Chile and Enel Green Power Chile entered into a “Commitment Agreement” (also subject to foreign governing law), with the Inter-American Investment Corporation. The purpose of these agreements is to regulate the terms and conditions for the sale and assignment, by Enel Generación Chile and Enel Green Power Chile of balances generated in their favor (the “Balances”) by applying the transitional electricity price stabilization mechanism to customers who are subject to tariff rate regulation, as established by Law No. 21,185.
•	Pursuant to the terms and conditions established in the “Sale and Purchase Agreement” (also subject to foreign governing law), entered into and between Enel Generación Chile S.A., Enel Green Power Chile and Chile Electricity PEC SpA., assignments of Balances may be carried out by Enel Generación Chile and Enel Green Power Chile from time to time, in favor of Chile Electricity PEC SpA, an unrelated entity which was specifically incorporated for this purpose.
•	In addition, on January 29, 2021, Enel Generación Chile and Enel Green Power Chile entered into an agreement (subject to foreign governing law) with Chile Electricity PEC SpA referred to as the “Sale and Purchase Agreement” (the “Agreement”) for the sale and assignment of Balances. By virtue of this Agreement, Enel Generación Chile and Enel Green Power Chile have agreed to sell and assign to Chile Electricity PEC two groups of Balances for a nominal value of approximately US$158.9 million (ThCh$115,867,879) and US$12.2 million (ThCh$8,666,252) for Enel Generación and Enel Green Power Chile, respectively, totaling ThCh$121,652,067. The sale and assignment of these groups of Balances was effected on February 8, 2021, and March 31, 2021, respectively.
•	In addition, on June 18, 2021, Enel Generación Chile and Enel Green Power Chile entered into amendments to the aforementioned “Commitment Agreements” entered into with the Inter-American Investment Corporation. The main purpose of these amendments is to recognize new groups of Balances that the companies may sell and assign to Chile Electricity PEC SpA, as well as to make adjustments to reflect the incorporation of a third financing provider to Chile Electricity PEC SpA. Likewise, on June 21, 2021, Enel Generación Chile, Enel Green Power Chile, Goldman Sachs & Co. LLC and Goldman Sachs Lending Partners LLC, among others, agreed to modify the aforementioned “Commitment and Engagement Letter”, to reflect the incorporation of certain entities of the Allianz Group as holders of promissory notes issued by Chile Electricity PEC SpA.
•	On June 21, 2021, Enel Generación Chile, Enel Green Power Chile, and some entities of the Allianz Group signed a “Fee Letter”, detailing the commitments assumed by the Allianz Group entities to provide financing to Chile Electricity PEC SpA, among other matters, including its amendments. On the same date, Enel
Generación Chile, Enel Green Power Chile, and Chile Electricity PEC SpA amended the aforementioned “Sale and Purchase Agreements” in order to regulate the terms and conditions of future sales of Balances that Enel Gneración Chile and Enel Green Power Chile may decide to effect.
•	On June 30, 2021, Enel Generación Chile and Enel Green Power Chile sold and assigned Balances to Chile Electricity PEC SpA for a nominal value of approximately US$41.7 million (ThCh$30,382,074) and US$2.8 million (ThCh$2,012,670), respectively.

As a result of the sale and assignment of Balances made during 2021, Enel Generación Chile and Enel Green Power Chile recognized finance costs of ThCh$39,110,910 and ThCh$3,458,695, respectively.

As mentioned above, Enel Generación Chile and Enel Green Power Chile may continue to make new sales of Balances from time to time. Whether or not these sales materialize will depend on the analysis that Management performs of the cash needs and prevailing market conditions from time to time.

For the year ended December 31, 2021 the effects of the aforementioned finance costs on the Distribution and Generation segments totaled ThCh$48,442,370 (ThCh$533,615 as of December 31, 2020) (see Note 33)

a.3) Others

There are no restrictions on the disposal of these types of accounts receivable in a significant amount.

The Group has one customer in the generation segment whose sales represent 10% or more of its revenue for the years ended December 31, 2021 and 2020:

-	CGE Distribución S.A.

For amounts, terms and conditions related to accounts receivable due from related parties, refer to Note 9.1

b)	Financial lease receivables

As of December 31, 2021 and 2020, future collections on financial lease receivables are the following:

	12-31-2021			12-31-2020
	Gross	Interest	Present Value	Gross	Interest	Present Value
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Less than one year	12,574,641	1,839,157	10,735,484	13,043,482	4,487,336	8,556,146
From one to two years	11,492,554	1,833,885	9,658,669	10,294,652	1,735,758	8,558,894
From two to three years	11,377,461	1,628,175	9,749,286	10,266,956	1,692,482	8,574,474
From three to four years	11,308,946	1,056,999	10,251,947	10,226,534	1,309,548	8,916,986
From four to five years	9,494,846	602,282	8,892,564	10,118,045	472,761	9,645,284
More than five years	31,618,242	297,323	31,320,919	27,488,134	581,244	26,906,890
Total	87,866,690	7,257,821	80,608,869	81,437,803	10,279,129	71,158,674

The amounts correspond to the development of public lighting projects, mainly for municipalities, and the fleet of electric buses for public transportation with their respective charging stations.

As of December 31, 2021, financial income from lease debtors reached ThCh$1,829,631 (ThCh$1,562,017 as of December 31, 2020).

c)	As of December 31, 2021, and 2020, the analysis of past-due, unpaid trade receivables, but for which no impairment losses have been recorded, is detailed as follows:

	As of December 31,
	2021	2020
Trade accounts receivables due and unpaid, but for which no impairment losses have been recorded	ThCh$	ThCh$
Less than three months	103,142,026	52,948,476
Between three and six months	22,902,308	13,513,388
Between six and twelve months	17,421,962	8,311,729
More than twelve months	51,177,749	34,485,893
Total	194,644,045	109,259,486

d)	The movement of impairment loss of trade receivables, determined according to Note 3.g.3, is detailed as follows:

Current and
Non-current
Trade accounts receivables due and unpaid, with impairment losses	ThCh$
Balance as of January 1, 2020	55,464,647
Increases (decreases) for the year	15,167,707
Amounts written off	(5,709,371)
Increases (decreases) in foreign currency translation differences	(69,980)
Balance as of December 31, 2020	64,853,003
Increases (decreases) for the year (*)	18,765,175
Amounts written off	(3,884,603)
Increases (decreases) in foreign currency translation differences	52,320
Balance at December 31, 2021	79,785,895

(*) During 2021, impairment losses on trade receivables amounted to ThCh$18,765,175, which represents an increase of 23.7% over the prior year. This increase is mainly due to the effects on the economy arising from the COVID-19 pandemic, the deterioration of the payment capacity of a certain customer segment, as well as the prolonged lockdowns and the impossibility of cutting electricity supply to residential customers as a result of Law No. 21,249 (also referred to as the “Basic Services Law”, whose term was extended by Law 21,301), among other factors. For further information, see Note 4.b “Regulation - Regulatory Issues 2020 - 2021 - Laws and Regulations”, Note 30 “Impairment of financial assets” and Note 35.5 “COVID -19 contingency.”

Write-offs of doubtful accounts

The write-off of doubtful accounts is performed once all collections proceedings have been exhausted, including judicial proceedings, and proof of the debtors’ insolvency has been obtained. In the case of the Company’s Generation Business, the process normally considers at least one year of proceedings. In the Company’s Distribution Business, the process takes less than 24 months. Overall, the risk of uncollectability and, therefore, the write-off of the Company’s customers, is limited. (See Notes 3.g.3 and 21.5).

e)	Additional Information:
-	Additional statistical information required by CMF Circular No. 715, dated February 3, 2012, (XBRL taxonomy). See Appendix 2.
-	Complementary information on trade receivables, see Appendix 2.1.